Deposits	12 Months Ended
Dec. 31, 2011
Deposits Note [Abstract]
Deposits
Note 8 - Deposits

Deposits at December 31, 2011 and 2010 consist of the following:

	2011		2010
		Weighted		Weighted
		Average		Average
		Interest		Interest
	Amount	Rate	Amount	Rate
		(Dollars in Thousands)
Passbook savings accounts	$2,943	0.33%	$3,079	0.55%
Statement savings accounts	6,975	0.62	6,798	0.97
eSavings accounts	3,924	0.99	2,253	1.12
Certificate of deposit accounts	74,683	2.15	67,561	2.31
	$88,525	1.92%	$79,691	2.10%

A summary of certificates of deposit by maturity at December 31, 2011 is as follows (in thousands):

Year ending December 31:
2012	$35,360
2013	13,924
2014	6,331
2015	12,062
2016	7,006
$74,683

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $29.9 million and $24.5 million at December 31, 2011 and 2010, respectively.

A summary of interest expense for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)
Passbook savings accounts	$11	$18
Statement savings accounts	44	67
eSavings accounts	28	22
Certificate of deposit accounts	1,617	1,578
	$1,700	$1,685